LOOMIS SAYLES FUNDS

Supplement dated June 30, 2015 to the Loomis Sayles Funds Statements of Additional Information, dated February 1, 2015 as may be revised or supplemented from time to time, for the following funds.

Loomis Sayles Bond Fund	Loomis Sayles Intermediate Duration Bond Fund
Loomis Sayles Fixed Income Fund	Loomis Sayles Investment Grade Fixed Income Fund
Loomis Sayles Global Bond Fund	Loomis Sayles Securitized Asset Fund
Loomis Sayles High Income Opportunities Fund	Loomis Sayles Small Cap Growth Fund
Loomis Sayles Inflation Protected Securities Fund	Loomis Sayles Small Cap Value Fund
Loomis Sayles Institutional High Income Fund

Effective at close of business on June 30, 2015, Robert J. Blanding has resigned from the Board of Trustees of Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Loomis Sayles Funds I, Loomis Sayles Funds II and Gateway Trust (the “Trusts”). Mr. Blanding has also resigned as President and Chief Executive Officer of Loomis Sayles Funds I and Chief Executive Officer of Loomis Sayles Funds II. Accordingly, at the close of business on June 30, 2015, all references to Mr. Blanding are hereby deleted.

Effective July 1, 2015, Kevin Charleston has been appointed as an Interested Trustee to the Board of Trustees of Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Loomis Sayles Funds I, Loomis Sayles Funds II and Gateway Trust (the “Trusts”). Mr. Charleston has also been appointed as President and Chief Executive Officer of Loomis Sayles Funds I, effective July 1, 2015. Accordingly, the following is hereby added to the “Interested Trustees” table located in the sub-section “Trustees and Officers” within the section “Management of the Trust(s)”:

Name and Year of Birth	Position(s) Held with the Trusts, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership
INTERESTED TRUSTEES
Kevin P. Charleston[3] (1965) One Financial Center Boston, MA 02111	Trustee since 2015 for Loomis Sayles Funds I and Loomis Sayles Funds II President and Chief Executive Officer of Loomis Sayles Funds I since 2015	President, Chief Executive Officer and Director; formerly, Chief Financial Officer, Loomis, Sayles & Company, L.P.	42 None	Continuing service as President, Chief Executive Officer and Director of Loomis, Sayles & Company, L.P.

[3]	Mr. Charleston became a trustee effective July 1, 2015. He is deemed an “interested person” of the Trusts because he holds the following positions with an affiliated person of the Trusts: President and Chief Executive Officer of Loomis, Sayles & Company, L.P.

As of June 1, 2015 Kevin Charleston had the following ownership in the Loomis Sayles Funds:

Interested Trustees

Dollar Range of Fund Shares*	Kevin Charleston
Loomis Sayles Bond Fund	E
Loomis Sayles Global Bond Fund	D
Loomis Sayles Institutional High Income Fund	E
Loomis Sayles Small Cap Growth Fund	E
Loomis Sayles Small Cap Value Fund	E
Aggregate Dollar Range of Fund Shares in Fund Complex Overseen by Trustee	E

*A.	None
B.	$1 - 10,000
C.	$10,001 - $50,000
D.	$50,001 - $100,000
E.	over $100,000

Effective July 1, 2015, David L. Giunta has been appointed as Chief Executive Officer of Loomis Sayles Funds II. Accordingly, the second row in the “Interested Trustees” table located in the sub-section “Trustees and Officers” within the section “Management of the Trust(s)” is hereby amended and restated as follows:

Name and Year of Birth	Position(s) Held with the Trusts, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership
INTERESTED TRUSTEES

David L. Giunta[4] (1965)

Trustee since 2011 for Loomis Sayles Funds I and Loomis Sayles Funds II

President of Loomis Sayles Funds II since 2008 and Chief Executive Officer of Loomis Sayles Funds II since 2015.

Executive Vice President of Loomis Sayles Funds I since 2008

		President and Chief Executive Officer NGAM Distribution Corporation, NGAM Advisors, L.P. and NGAM Distribution, L.P.	42 None	Significant experience on the Board; continuing experience as President and Chief Executive Officer of NGAM Advisors, L.P. and NGAM Distribution, L.P.

[4]	Mr. Giunta is deemed an “interested person” of the Trusts because he holds the following positions with an affiliated person of the Trusts: President and Chief Executive Officer of NGAM Distribution Corporation, NGAM Advisors, L.P. and NGAM Distribution, L.P.